Note 16 - Income Taxes - Movement of Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance	$ (589)	$ (5,165)
Deferred income tax expense (recovery) through income statement	(728)	4,576
Balance	$ (1,317)	$ (589)